CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash Flows from Operating Activities
Net loss	¥ (3,849,838)	$ (604,125)	¥ (1,649,174)	¥ (2,909,443)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	123,500	19,400	135,659	97,997
Amortization of intangible assets	3,087	484	3,812	1,838
Share-based compensation	810,178	127,135	59,476	132,422
Amortization of convertible note and loan	12,106	1,900	5,794
Change in fair value of option and embedded conversion feature	(79,386)	(12,457)	(5,216)
Losses from disposal of property and equipment	7,006	1,099	10,201	8,961
Investment loss	29,923	4,696	780	36,023
Changes in operating assets and liabilities:
Accounts receivable, net	(50,841)	(7,978)	13,823	(45,965)
Prepayments and other current assets	(79,442)	(12,466)	125,507	13,945
Inventories, net	26,579	4,171	(4,396)	(35,301)
Operating lease right-of-use assets, net	(178,639)	(28,032)	207,852	(314,810)
Other non-current assets	10,199	1,599	7,924	(8,569)
Accounts payable	437,160	68,600	(332,380)	688,919
Deferred revenue	47,926	7,521	8,816	23,125
Accrued expenses and other current liabilities	(40,795)	(6,402)	(6,625)	56,622
Lease liabilities	157,334	24,689	(193,641)	287,290
Other non-current liability	24,930	3,912
Net Cash used in Operating Activities	(2,589,040)	(406,300)	(1,611,788)	(1,966,946)
Cash Flows from Investing Activities
Purchase of property and equipment	(136,810)	(21,468)	(68,959)	(210,081)
Purchase of intangible assets	(1,522)	(239)	(5,349)	(3,937)
Purchase of short-term investments	(1,417,426)	(222,425)	(2,991,232)	(757,529)
Maturity of short-term investments	661,255	103,765	2,872,106	933,856
Proceeds from disposal of property and equipment	851	134	3,773	1,659
Cash paid for long-term investments	(14,700)	(2,307)	(45,348)
Acquisition of a business, net of cash and cash equivalents acquired	524	82
Net Cash used in Investing Activities	(907,828)	(142,458)	(235,009)	(36,032)
Cash Flows from Financing Activities
Proceeds from issuance of convertible redeemable preferred shares, net	2,246,824	352,576	1,136,109	393,905
Proceeds from short-term borrowings	2,242,175	351,846	1,525,014	334,794
Proceeds from issuance of ordinary shares, net of issuance costs	1,621,154	254,394
Repayment of short-term borrowings	(2,168,968)	(340,358)	(900,013)	(473,951)
Repayment of convertible note and loan	(259,020)	(40,646)
Proceeds from issuance of convertible note and loan			278,870
Cash paid to repurchase of vested share-based awards				(39,906)
Capital injection from non-controlling interest shareholders	9,000	1,412
Proceeds from the issuance of the convertible redeemable preferred shares to non-controlling interest shareholders			235,000
Cash paid for repurchase convertible redeemable preferred shares to non-controlling interest shareholders				(296,743)
Net Cash provided by/ (used in) Financing Activities	3,691,165	579,224	2,274,980	(81,901)
Effects of exchange rate changes on cash and cash equivalents and restricted cash	(20,008)	(3,138)	(66,899)	33,161
Net increase/ (decrease) in cash, cash equivalents and restricted cash	174,289	27,350	361,284	(2,051,718)
Cash, cash equivalents and restricted cash at beginning of the year	922,382	144,741	561,098	2,612,816
Cash, cash equivalents and restricted cash at end of the year	1,096,671	172,091	922,382	561,098
Supplemental disclosures of cash flow information
Cash paid for interest	(58,374)	(9,160)	(33,486)	(11,921)
Supplemental schedule of non-cash investing and financing activities
Accretion of convertible redeemable preferred shares to redemption value	313,700	49,200	508,321	378,731
Accretion of convertible redeemable non-controlling preferred shares to redemption value	4,296	674	6,750	37,219
Payable to investees for acquisition of the investee's shares				35,348
Deemed dividends to convertible redeemable non-controlling preferred shareholders				148,919
Issuance of convertible redeemable preferred shares in connection with strategic cooperation agreement with Tencent				83,714
Issuance of convertible redeemable preferred shares in connection with repurchase of convertible redeemable non-controlling preferred shareholders				730,917
Payables related to purchase of property and equipment	¥ 9,946	$ 1,561	¥ 4,347	2,874
Receivable from holders of Series F convertible redeemable preferred shares				¥ 507,831